Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Policies and Practices Related to the Grant of Equity Awards

The Company does not schedule the grant of stock options or other equity awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on the timing of grants of stock options or other equity awards. We generally grant equity awards on fixed dates determined in advance, although there may be occasions when grants are made on other dates, such as new hires or other special circumstances. The timing of equity award grants to our executive officers is not coordinated in a manner that intentionally benefits our executive officers. Our Compensation Committee approves all equity award grants to our Named Executive Officers on or before the grant date. However, we currently do not grant equity awards to our Named Executive Officers each fiscal year. On a limited occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While our Compensation Committee has discretionary authority to approve equity awards granted to our Named Executive Officers outside of the cycle described above, the committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and we do not, in any event, time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our Named Executive Officers.

The Board and Compensation Committee generally have approved equity grants (including stock options) to our directors at their meetings in or around December of each fiscal year for the next fiscal year. The equity awards usually are granted on the first trading day of the new fiscal year. The dates for those Board and Committee meetings generally are set a year in advance and on a fairly consistent cadence year over year.

Award Timing Method [Text Block]	The Company does not schedule the grant of stock options or other equity awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on the timing of grants of stock options or other equity awards. We generally grant equity awards on fixed dates determined in advance, although there may be occasions when grants are made on other dates, such as new hires or other special circumstances. The timing of equity award grants to our executive officers is not coordinated in a manner that intentionally benefits our executive officers. Our Compensation Committee approves all equity award grants to our Named Executive Officers on or before the grant date. However, we currently do not grant equity awards to our Named Executive Officers each fiscal year.
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	While our Compensation Committee has discretionary authority to approve equity awards granted to our Named Executive Officers outside of the cycle described above, the committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and we do not, in any event, time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our Named Executive Officers.
MNPI Disclosure Timed for Compensation Value [Flag]	false